Share based payments (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of share-based expense by award type
The following table represents the share-based payment expense by award type for the three and nine months ended September 30, 2024 and 2023:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Share options	3,511	3,853	5,057	12,439
Performance share options	311	838	(3,409)	2,149
PSUs	197	192	431	521
RSUs	963	1,067	1,598	3,522
Clawback shares	59	407	284	1,519
	5,041	6,357	3,961	20,150

Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options
Information with respect to share options for the nine months ending September 30, 2024 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2024	9,457,972	£0.08
Granted	4,645,877	£0.00
Exercised	(3,001,603)	£0.02
Forfeited	(2,259,675)	£0.05
Options held as at September 30, 2024	8,842,571	£0.11

Exercisable as at September 30, 2024	2,821,671	£0.20

Disclosure of the fair value of the share options as at the grant date
A Black-Scholes model has been used to calculate the fair value of the share options as at the grant date, with the following weighted average values for the nine months ended September 30, 2024:

Exercise price	£0.0005
Expected life	5.9 years
Expected volatility	88.6%
Risk-free rate	3.67%
Expected dividend rate	—
Fair value	£3.77

Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of the fair value of the share options as at the grant date
A Monte Carlo model has been used to calculate the fair value of the performance options as at the grant date, with the following weighted average values for the nine months ended September 30, 2024:

Exercise price	£0.0005
Expected life	3.0 years
Expected volatility	87.6%
Risk-free rate	4.78%
Expected dividend rate	—
Fair value	£3.28

Disclosure of number and weighted average exercise prices of other equity instruments	Information with respect to performance share options for the nine months ending September 30, 2024 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2024	1,949,690	£0.00
Granted	726,233	£0.00
Exercised	—	£0.00
Forfeited	(1,525,129)	£0.00
Options held as at September 30, 2024	1,150,794	£—

Exercisable as at September 30, 2024	—	£—

PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments	Information with respect to performance share units for the nine months ending September 30, 2024 is as follows:

Number of PSUs
PSUs held as at January 1, 2024	488,833
Granted	427,539
PSUs held as at September 30, 2024	916,372

RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments	The awards expire on the cessation of the participant’s employment with the Group. Information with respect to restricted share units for the nine months ending September 30, 2024 is as follows:

Number of RSUs
RSUs held as at January 1, 2024	1,019,186
Granted	1,048,914
Released	(382,283)
Forfeited	(230,032)
RSUs held as at September 30, 2024	1,455,785